Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [abstract]
Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations	The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.24	12.31.23
Property, Plant and Equipment
Real Estate	15,770,279	177,129
Total	15,770,279	177,129